SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details) - shares	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Authorized share capital	50,000,000	50,000,000
Issued and outstanding	13,240,913	13,240,913